Personnel expenses	6 Months Ended
Jun. 30, 2021
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory
Note 6

Personnel expenses
For the quarter ended Year-to-date
USD million 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
Salaries and variable compensation 2,432 2,370 2,276 4,802 4,408
Financial advisor compensation
1
1,183 1,170 941 2,353 2,035
Contractors 38 36 35 75 64
Social security 187 211 182 398 347
Post-employment benefit plans 124
2
194 143 319 321
Other personnel expenses 108 105 104 212 217
Total personnel expenses 4,072 4,086 3,682 8,158 7,391
1 Financial advisor

compensation consists of

grid-based compensation based

directly on compensable

revenues generated by

financial advisors and

supplemental compensation calculated

on the basis

of financial
advisor productivity, firm tenure,

assets and other variables.

It also includes expenses related to

compensation commitments with financial advisors

entered into at the time of

recruitment that are subject to vesting
requirements.

2 Includes curtailment

gains of USD
36

million, which represent

a reduction

in the defined

benefit obligation related

to the Swiss

pension plan

resulting from a

decrease in headcount

following
restructuring activities.